Long-term debt, Delivery Financing Arrangements (Details) $ in Millions			1 Months Ended	12 Months Ended
	May 31, 2018 Rig	Oct. 31, 2017 Rig	Jun. 30, 2017 DrillingUnit	Dec. 31, 2019 USD ($) Rig	Dec. 31, 2018 USD ($)
Senior Secured Revolving Loan Facility [Abstract]
Financing outstanding | $				$ 1,624.0	$ 1,113.6
Keppel Rigs [Member]
Senior Secured Revolving Loan Facility [Abstract]
Number of jack-up rigs taken for delivery			5	3
Number of jack-up rigs need to purchase under construction | Rig	2			7
Number of premium jack-up rigs agreed to acquire | Rig	5
Number of jack-up rigs, purchase completed | Rig				3
Number of acquired premium jack-up rigs accepted | Rig				4
Purchase price per jack-up rig | $				$ 90.9
Guaranteed maturity period				60 months
Percentage covered for aggregate outstanding facility amount				130.00%
Financing outstanding | $				$ 90.9	0.0
Book value of encumbered rigs | $				$ 150.9
PPL Rigs [Member]
Senior Secured Revolving Loan Facility [Abstract]
Number of premium jack-up rigs agreed to acquire | Rig		9
Number of jack-up rigs delivered | Rig				9
Number of acquired premium jack-up rigs accepted | Rig				9
Purchase price per jack-up rig | $				$ 87.0
Guaranteed maturity period				60 months
Financing outstanding | $				$ 782.6	$ 695.7
Book value of encumbered rigs | $				$ 1,326.7